Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Current income tax expense	$ 14,814	$ 3,746	$ 5,295
Deferred tax expense	1,514	14,523	5,743
Income tax expense	16,328	18,269	11,038
Canada
Current income tax expense	1,817	1,875	1,020
Deferred tax expense	8,381	7,047	5,008
United States (US)
Current income tax expense	8,689	(3,050)	3,496
Deferred tax expense	1,941	9,537	1,390
Other Countries [Member]
Current income tax expense	4,308	4,921	779
Deferred tax expense	$ (8,808)	$ (2,061)	$ (655)